Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Central Index Key	0000739594
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 27, 2012
Prospectus Date	Apr 30, 2012

Federated U.S. Government Securities Fund: 1-3 Years

Service Shares (TICKER FSGIX)

SUPPLEMENT TO PROSPECTUSES DATED April 30, 2012

"Federated U.S. Government Securities Fund: 1-3 Years (“Acquiring Fund”) has entered into an Agreement and Plan of Reorganization (“Plan”). Pursuant to the Plan, the following portfolio of the Performance Funds Trust will be reorganized with and into the Acquiring Fund: Short Term Government Income Fund (“Performance Short Term Government Income Fund” or “Acquired Fund”). As described in the chart below, pursuant to the Plan, the Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Performance Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

The Plan, and related reorganization, is subject to the approval of the Acquired Fund’s shareholders at a Special Meeting of Shareholders currently scheduled for September 19, 2012, and certain other conditions to consummation. If the Plan, and related reorganization, is approved by the Acquired Fund's shareholders, and the reorganization consummated, the date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” in the Acquiring Fund’s Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for the Acquiring Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	fusgsf1_SupplementTextBlock

Federated U.S. Government Securities Fund: 1-3 Years

Service Shares (TICKER FSGIX)

SUPPLEMENT TO PROSPECTUSES DATED April 30, 2012

"Federated U.S. Government Securities Fund: 1-3 Years (“Acquiring Fund”) has entered into an Agreement and Plan of Reorganization (“Plan”). Pursuant to the Plan, the following portfolio of the Performance Funds Trust will be reorganized with and into the Acquiring Fund: Short Term Government Income Fund (“Performance Short Term Government Income Fund” or “Acquired Fund”). As described in the chart below, pursuant to the Plan, the Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Performance Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

The Plan, and related reorganization, is subject to the approval of the Acquired Fund’s shareholders at a Special Meeting of Shareholders currently scheduled for September 19, 2012, and certain other conditions to consummation. If the Plan, and related reorganization, is approved by the Acquired Fund's shareholders, and the reorganization consummated, the date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” in the Acquiring Fund’s Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for the Acquiring Fund.”

FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fusgsf1_SupplementTextBlock

Federated U.S. Government Securities Fund: 1-3 Years

Service Shares (TICKER FSGIX)

SUPPLEMENT TO PROSPECTUSES DATED April 30, 2012

"Federated U.S. Government Securities Fund: 1-3 Years (“Acquiring Fund”) has entered into an Agreement and Plan of Reorganization (“Plan”). Pursuant to the Plan, the following portfolio of the Performance Funds Trust will be reorganized with and into the Acquiring Fund: Short Term Government Income Fund (“Performance Short Term Government Income Fund” or “Acquired Fund”). As described in the chart below, pursuant to the Plan, the Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Performance Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

The Plan, and related reorganization, is subject to the approval of the Acquired Fund’s shareholders at a Special Meeting of Shareholders currently scheduled for September 19, 2012, and certain other conditions to consummation. If the Plan, and related reorganization, is approved by the Acquired Fund's shareholders, and the reorganization consummated, the date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” in the Acquiring Fund’s Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for the Acquiring Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012